COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Oct. 31, 2016 USD ($) ft²	Oct. 31, 2015 USD ($)
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Patent Acquisition Obligations Discounted, Present Value	$ 4,172,000
Interest Expense, Patent Acquisition Obligations	$ 520,000	$ 452,000
Patent Acquisition Obligation, Payment Due Date Extension Period	2 years
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 129,000
Operating Leases, Future Minimum Payments, Due in Two Years	134,000
Operating Leases, Future Minimum Payments, Due in Three Years	80,000
Operating Leases, Rent Expense	$ 104,000
Office Space in Los Angeles, California [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Land (in Square Feet) | ft²	3,000
Operating Leases, Rent Expense, Minimum Rentals	$ 11,000
Lease, Base Rent, Annual Increase	3.00%
Operating Leases, Rent Expense		$ 100,000